Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000006665 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Small Cap Value Series (Service Class)
Average Annual Return, Percent	7.83%		8.93%		8.84%
C000006666 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Small Cap Value Series (Standard Class)
Average Annual Return, Percent	8.16%		9.26%		9.15%
C000006679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Emerging Markets Series (Standard Class)
Average Annual Return, Percent	81.26%		8.81%		12.17%
C000006680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Emerging Markets Series (Service Class)
Average Annual Return, Percent	80.77%		8.48%		11.85%
C000212992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Opportunity Series (Standard Class)
Average Annual Return, Percent	8.81%		9.04%		9.25%
C000212995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Total Return Series (Standard Class)
Average Annual Return, Percent	12.97%		7.97%		6.83%
C000212994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Total Return Series (Service Class)
Average Annual Return, Percent	12.62%		7.64%	6.86%
C000234377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Fund for Income Series (Service Class)
Average Annual Return, Percent	8.80%	5.24%
C000212997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Fund for Income Series (Standard Class)
Average Annual Return, Percent	9.15%		4.20%		5.63%
C000212999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Growth Equity Series (Standard Class)
Average Annual Return, Percent	8.72%		13.67%		15.05%
C000213000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Growth and Income Series (Standard Class)
Average Annual Return, Percent	29.23%		16.22%		11.96%
C000213002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Investment Grade Series (Standard Class)
Average Annual Return, Percent	6.75%		(0.56%)		2.78%
C000213003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Investment Grade Series (Service Class)
Average Annual Return, Percent	6.43%		(0.86%)	1.14%
C000213004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura VIP Limited Duration Bond Series (Standard Class)
Average Annual Return, Percent	5.07%		1.87%		1.89%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	12.59%		8.88%		9.27%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%		14.29%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	33.57%		4.20%		8.42%
MSCI Emerging Markets Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (gross)
Average Annual Return, Percent	34.36%		4.67%		8.86%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.91%		7.26%		10.40%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%	15.85%	14.82%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	7.30%	1.57%	(0.36%)	0.86%	2.01%
Sixty S And P 500 Index 40 Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Aggregate Index
Average Annual Return, Percent	13.70%		8.47%	9.91%	9.78%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	8.50%	5.86%	4.50%		6.44%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%		14.59%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%		15.32%		18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%		11.33%		10.53%
Bloomberg US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Average Annual Return, Percent	7.77%		(0.09%)	1.56%	3.27%
Bloomberg US Aggregate C000213003 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%
Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	5.35%		1.97%		2.09%